UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2013

Date of reporting period:  November 30, 2012

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2012

BARRETT

GROWTH FUND

Letter to
Shareholders
November 30, 2012

Dear Shareholders:

The Six Month Period in Review

The stock market has a diabolical way of doing the complete opposite of what most people think it is going to do.  The market advance during the past six months was a classic case in point.  After a sharp selloff in May, investors were braced for more disappointing news out of Europe which would then lead to more market declines during the summer months.  Instead, the market went up in the face of slowing U.S. economic growth, a worsening of the European recession, worrisome economic news out of China, negative forecasts for 2013 by chief executive officers at bellwethers such as Caterpillar and Federal Express, and continued selling of stock mutual funds by the public.

To balance out the negative developments, central bankers flexed their muscles.  “To support continued progress toward maximum employment and price stability,” the U.S. Federal Reserve stated in September, “the Committee expects that a highly accommodative stance of monetary policy will remain appropriate for a considerable time after the economic recovery strengthens.”  In other words, interest rates will remain low until unemployment falls into a more normal range, around 5-6%, which could take years.  More importantly, the Fed was implying that in order to address the more serious problem of high unemployment, it may tolerate higher inflation going forward.  The European Central Bank (ECB), led by Mario Draghi, also announced a new policy in September.  “The Governing Council today decided on the modalities for undertaking Outright Monetary Transactions,” stated Mr. Draghi, “in secondary markets for sovereign bonds in the euro area.”  In other words, the ECB will print money to buy bonds of countries like Spain and Italy to keep interest rates as low as possible.  The ECB was standing tall and essentially saying we will do whatever it takes to keep the Euro and the Eurozone intact.  Stock markets like friendly central bankers.

As the cooler autumn weather blew in during October, investors shifted their attention to the approaching November elections in the United States.  The uncertainty regarding the election outcomes unsettled the market.  Nonetheless, after a brief post election selloff, the market recovered and ended the month roughly where it had begun in September.  Without a doubt, the entire six month period was dominated by politicians and central bankers both here and in Europe.  As the month of December began, the attention remained the same.  This time the “crisis” was the so-called “Fiscal Cliff”, where politicians once again would be in the limelight as they wrestled with budgetary problems.

The Portfolio

The Fund remains diversified by economic sector and industry.  Relative to the S&P 500, it is most overweighted in technology and industrials, and most underweighted in health care, financials, and consumer staples.  The focus on companies that have open-ended growth opportunities and strong balance sheets is the primary reason for

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the relative weighting differences.  The Fund also invests in companies that vary in size as measured by revenues.  The Fund holds companies with revenues in excess of $100 billion and as low as $1-2 billion, which provides you, the shareholder, with investments in companies at different stages of their growth cycle.

Performance

The Fund gained +3.47% during the six-month period ended November 30, 2012.  The Lipper Large Cap Fund Index gained +7.38% during the same six-month period.  This compares with a +9.32% gain in the S&P 500.

One reason why our Fund and the growth peer group underperformed the broader market is that financials, such as Bank of America and Citigroup which are typically not owned by growth managers, were big winners in the S&P Index.  It is disappointing to trail an index by over five percentage points.  Many actively managed funds have trailed the S&P 500 over time and some have essentially thrown in the towel and are trying to track the index more closely by owning more securities and focusing on the largest holdings in the S&P 500.  Some large growth funds have well over 200 companies in their portfolios.  The primary reason a fund with fewer holdings trails the broader market is that underperformers have a bigger impact on performance than those in an index of 500 companies.  Our Fund held 34 stocks at the end of November, or 466 fewer stocks than are in the passively managed S&P 500.  Over the past six months, our best performers included Visa, Costco, Google, Accenture, and JP Morgan Chase.  Our weakest performers were Rovi Corp, Coach, Devon Energy, MSCI, and Johnson Controls.  Rovi and MSCI had company specific issues, whereas Devon, Coach and Johnson Controls were more affected by issues outside their control, such as weak auto sales in Europe for Johnson Controls.

	Top Ten Holdings (Percent of Net Assets)*		Sector Weightings (Percent of Total Investments)*
1.	Google, Inc.	5.49%
2.	Visa, Inc.	4.71%
3.	Schlumberger Ltd.	4.22%
4.	Tetra Tech, Inc.	4.05%
5.	Automatic Data
	Processing, Inc.	4.02%
6.	3M Co.	3.94%
7.	Verisk Analytics, Inc.	3.92%
8.	JPMorgan Chase & Co.	3.88%
9.	Intuit, Inc.	3.77%
10.	Accenture PLC	3.74%

*  Portfolio characteristics are as of November 30, 2012, and are subject to change at any time.

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The pressure on active managers to track a passive index is increasing as the active mutual fund industry is losing assets to the passive fund world as more and more investors use index vehicles such as an S&P 500 exchange traded fund.  Without a doubt, as referenced above, the S&P 500 provides greater diversification than most actively managed funds including ours.  And most recently, it has also produced higher returns.  The problem for many people who buy index funds is that they do not earn index fund returns because they tend to take money out of the funds at low levels and add more dollars when the index is doing well.  When we invest in fewer companies than a broad index we are targeting specific companies that we think offer the best risk and return possibilities going forward.  We have very specific reasons for owning those securities, and as referenced above, some work quite well, but others can and do hamper performance.  As more and more actively managed funds mimic the passive indices, we suspect that as long as the index is going up, the strategy may pay off.  However, the opposite may occur when the index goes down, producing an even greater correction in these top S&P 500 holdings.  The bottom line is that a fund such as ours, which is not concentrated in the top S&P 500 holdings, is likely to continue to act quite differently than a passive index over the ups and downs of a full market cycle.

Investment Outlook

The global economic outlook remains positive but global growth remains subdued as Europe and the United States are constrained by balance sheet problems in financial institutions and budgetary pressures.  Interest rates remain unusually low in the United States and offer very little competition to dividends, which have continued to increase for the majority of large companies.  Nonetheless, stock investors remain skeptical and have continued to pour more money into bond funds.  We think the lack of enthusiasm for stocks results in reasonable valuations and sets the stage for better returns ahead.  No doubt, investors have to remain patient as politicians find solutions to government debt problems and banking institutions improve their capital cushions, which will set the stage for more lending.  If historical patterns are repeated, better days are possible for stock investors who have put up with a decade of historically low returns.

Thank you for choosing the Barrett Growth Fund.

Robert J. Milnamow	E. Wells Beck, CFA
Lead Portfolio Manager	Portfolio Manager

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Past performance is not a guarantee of future results.

The outlook, views, and opinions presented are those of the Adviser as of November 30, 2012.  These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  Foreign investments are subject to special risks not ordinarily associated with U.S. securities including currency fluctuations and social, economic and political uncertainties, which could increase volatility.  These risks are magnified in emerging markets.  The Fund may also invest in smaller and mid-capitalization companies, which involve a higher degree of risk and volatility than investments in larger, more established companies.  The Fund may also invest in derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.  The S&P 500® Index is a capitalization weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any investment advisory fees.  An index is unmanaged.  Investors cannot invest directly in an index.

Diversification does not assure a profit nor protect against loss in a declining market.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.  For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Barrett Growth Fund is distributed by Quasar Distributors, LLC.

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Expense Example – November 30, 2012 (Unaudited)

As a shareholder of the Barrett Growth Fund, you incur ongoing costs, including:  investment advisory fees; distribution and service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six- month period (June 1, 2012 – November 30, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. However, the table does not include shareholder specific fees such as the $15.00 fee charged for wire redemptions. The table also does not include portfolio trading commissions and related trading costs, which are included in the Fund’s net asset value. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, which, although not charged by the Fund, may be charged by other funds.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds.

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	June 1, 2012 to
	June 1, 2012	November 30, 2012	November 30, 2012
Actual Barrett Growth Fund Expenses	$1,000.00	$1,034.70	$6.38
Hypothetical Expenses
(5% return per year before expenses)	$1,000.00	$1,018.75	$6.33

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25% (which reflects the effect of the Adviser’s fee waiver and expense limitation agreement), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

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(Unaudited)

This chart assumes an initial gross investment of $10,000 made on 12/31/01.

The S&P 500® Index is a capitalization-weighted index of five hundred large capitalization stocks, which is designed to measure broad domestic securities markets.  The performance of the S&P 500® Index reflects the reinvestment of dividends and capital gains, but does not reflect the deduction of any fees or expenses.

The Lipper Large-Cap Growth Funds Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends, of the 30 largest mutual funds within the Growth Funds category, as reported by Lipper.

	Average Annual Total Returns
	as of November 30, 2012
	One Year	Three Year	Five Year	Ten Year
–●– Barrett Growth Fund	6.65%	4.65%	(3.63)%	2.98%
--■-- S&P 500® Index	16.13%	11.25%	1.34%	6.36%
–♦– Lipper Large-Cap
Growth Funds Index	13.55%	9.98%	0.92%	5.57%

RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. IN THE ABSENCE OF FEE WAIVERS AND REIMBURSEMENTS, TOTAL RETURN WOULD BE REDUCED. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO THAT YOUR SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

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Schedule of Investments
November 30, 2012
(Unaudited)

Shares		Value

	COMMON STOCKS - 98.62%

	Chemical
	Manufacturing - 6.82%
6,500	Ecolab, Inc.	$468,520
4,500	E.I. du Pont de
	Nemours & Co.	194,130
3,000	Mead Johnson Nutrition Co.	204,570
		867,220
	Clothing and
	Clothing Accessories
	Stores - 3.48%
7,500	Tiffany & Co.	442,350

	Computer and Electronic
	Product Manufacturing - 10.75%
750	Apple, Inc.	438,960
14,000	EMC Corp. (a)	347,480
1,800	International Business
	Machines Corp.	342,126
4,000	Teradata Corp. (a)	237,920
		1,366,486
	Credit Intermediation and
	Related Activities - 8.59%
12,000	JPMorgan Chase & Co.	492,960
4,000	Visa, Inc.	598,840
		1,091,800
	Couriers and
	Messengers - 2.30%
4,000	United Parcel Service, Inc.	292,440

	Data Processing, Hosting
	and Related Services - 4.02%
9,000	Automatic Data
	Processing, Inc.	510,840

	Food Services and
	Drinking Places - 8.16%
9,000	Dunkin’ Brands Group, Inc.	286,380
4,000	McDonald’s Corp.	348,160
6,000	Yum! Brands, Inc.	402,480
		1,037,020
	General Merchandise
	Stores - 3.68%
4,500	Costco Wholesale Corp.	467,955

	Insurance Carriers and
	Related Activities - 3.92%
10,000	Verisk Analytics, Inc. (a)	498,400

	Machinery
	Manufacturing - 4.60%
8,000	Donaldson Co., Inc.	268,640
15,000	General Electric Company	316,950
		585,590
	Miscellaneous
	Manufacturing - 7.00%
5,500	3M Co.	500,225
3,000	Coach, Inc.	173,520
4,000	Stryker Corp.	216,640
		890,385
	Oil and Gas
	Extraction - 2.44%
6,000	Devon Energy Corp.	310,020

	Other Information
	Services - 7.48%
9,000	Facebook, Inc. (a)	252,000
1,000	Google, Inc. (a)	698,370
		950,370

The accompanying notes are an integral part of these financial statements.

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Schedule of Investments
November 30, 2012
(Unaudited)

Shares		Value

	Professional, Scientific, and
	Technical Services - 7.79%
7,000	Accenture PLC	$475,440
20,000	Tetra Tech, Inc. (a)	515,200
		990,640
	Publishing Industries
	(except Internet) - 10.90%
8,000	Intuit, Inc.	479,280
10,000	Microsoft Corp.	266,200
11,000	MSCI, Inc. (a)	319,000
10,000	Oracle Corp.	321,000
		1,385,480
	Support Activities
	for Mining - 4.22%
7,500	Schlumberger Ltd.	537,150

	Transportation Equipment
	Manufacturing - 2.47%
7,000	Johnson Controls, Inc.	192,780
1,500	United Technologies Corp.	120,165
		312,945
	Total Common Stocks
	Cost ($9,435,154)	12,537,091

	SHORT-TERM
	INVESTMENTS - 1.44%
	Money Market Fund - 1.44%
183,052	Fidelity Institutional
	Government Portfolio,
	0.010% (b)	183,052
	Total Short-Term Investments
	Cost ($183,052)	183,052
	Total Investments
	(Cost $9,618,206) - 100.06%	12,720,143
	Liabilities in Excess of
	Other Assets - (0.06)%	(7,960)
	Total Net Assets - 100.00%	$12,712,183

(a)	Non-income producing security.
(b)	Variable rate security; the rate shown represents the rate at November 30, 2012.

The accompanying notes are an integral part of these financial statements.

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Statement of Assets and Liabilities
November 30, 2012 (Unaudited)

ASSETS
Investments, at value (cost $9,618,206)	$12,720,143
Dividends and interest receivable	18,557
Receivable from Adviser	5,865
Other assets	7,386
Total assets	12,751,951

LIABILITIES
Payable for distribution fees	6,211
Payable to affiliates	16,910
Accrued expenses and other liabilities	16,647
Total liabilities	39,768

NET ASSETS	$12,712,183

NET ASSETS CONSIST OF:
Paid-in capital	$12,699,004
Accumulated net investment income	64,061
Accumulated net realized loss	(3,152,819)
Net unrealized appreciation on investments	3,101,937
Net Assets	$12,712,183

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	1,219,181

Net asset value, redemption price and offering price per share	$10.43

The accompanying notes are an integral part of these financial statements.

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Statement of Operations
For the Six Months Ended November 30, 2012 (Unaudited)

INVESTMENT INCOME
Dividend income1	$96,358
Interest income	42
Total investment income	96,400
EXPENSES
Advisory fees	67,126
Transfer agent fees and expenses	18,558
Administration fees	17,079
Distribution fees	16,782
Fund accounting fees	13,089
Federal and state registration fees	8,982
Audit and tax fees	8,391
Legal fees	7,986
Chief Compliance Officer fees and expenses	5,019
Reports to shareholders	3,570
Trustees’ fees and related expenses	2,793
Custody fees	2,469
Other expenses	2,856
Total Expenses	174,700
Less waivers and reimbursement by Adviser (Note 4)	(90,792)
Net expenses	83,908

Net investment income	12,492

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from investments	(116,943)
Change in net unrealized appreciation on investments	583,585
Net realized and unrealized gain on investments	466,642
Net increase in net assets from operations	$479,134

1 Net of $73 in foreign withholding tax.
The accompanying notes are an integral part of these financial statements.

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Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2012	Year Ended
	(Unaudited)	May 31, 2012
FROM OPERATIONS
Net investment income	$12,492	17,721
Net realized (loss) from investments	(116,943)	(194,747)
Net change in unrealized appreciation
(depreciation) on investments	583,585	(690,390)
Net increase (decrease) in net assets from operations	479,134	(867,416)
FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	31,696	237,625
Costs for shares redeemed	(1,320,552)	(1,232,711)
Net decrease in net assets from capital share transactions(1,288,856)	(995,086)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(809,722)	(1,862,502)
NET ASSETS:
Beginning of period	13,521,905	15,384,407
End of period	$12,712,183	$13,521,905
ACCUMULATED NET INVESTMENT INCOME	$64,061	$17,721

The accompanying notes are an integral part of these financial statements.

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Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

Six Months Ended
	November 30, 2012	Year Ended	Year Ended
	(Unaudited)	May 31, 2012	May 31, 2011
NET ASSET VALUE
Beginning of period	$10.08	$10.62	$8.89
OPERATIONS
Net investment income (loss)2	0.04	0.01	(0.01)
Net realized and unrealized
gains (losses) on securities	0.31	(0.55)	1.74
Total from
investment operations	0.35	(0.54)	1.73
LESS DISTRIBUTIONS
Distributions from net
investment income	—	—	—
NET ASSET VALUE
End of period	$10.43	$10.08	$10.62
Total return5	3.47%	(5.08)%	19.46%
Net assets at end of period
(000s omitted)	$12,712	$13,522	$15,384
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	2.61%	2.35%	2.46%
After expense reimbursement6	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS) TO
AVERAGE NET ASSETS
Before expense reimbursement6	(1.17)%	(0.97)%	(1.28)%
After expense reimbursement6	0.19%	0.13%	(0.07)%
Portfolio turnover rate5	7%	19%	47%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights (Cont’d)

Period Ended	Years Ended June 30,
May 31, 20101	2009	2008	2007
NET ASSET VALUE
Beginning of period	$7.95	$10.98	$12.04	$10.53
OPERATIONS
Net investment income (loss)2	(0.01)	0.00	3	(0.02)	0.00	3
Net realized and unrealized
gains (losses) on securities	0.95	(3.03)	(1.04)	1.51
Total from
investment operations	0.94	(3.03)	(1.06)	1.51
LESS DISTRIBUTIONS
Distributions from net
investment income	—	—	0.00	3	—
NET ASSET VALUE
End of period	$8.89	$7.95	$10.98	$12.04
Total return5	11.82%	(27.60)%	(8.78)%	14.34%
Net assets at end of period
(000s omitted)	$13,555	$12,268	$18,956	$21,078
RATIO OF EXPENSES TO
AVERAGE NET ASSETS
Before expense reimbursement6	3.13%	3.59%	2.42%	2.51%
After expense reimbursement6	1.25%	1.25%	1.25%	1.25%
RATIO OF NET INVESTMENT
INCOME (LOSS)
TO AVERAGE NET ASSETS
Before expense reimbursement6	(2.01)%	(2.34)%	(1.30)%	(1.24)%
After expense reimbursement6	(0.13)%	0.00	%4	(0.13)%	0.02%
Portfolio turnover rate5	40%	71%	93%	79%

1	Fund changed its fiscal year end from June 30 to May 31. This period represents activity from July 1, 2009 through May 31, 2010.
2	Net investment income (loss) per share is calculated using the ending balances prior to consideration or adjustment for permanent book to tax differences.
3	Amount is less than 0.5 cent per share.
4	Amount is less than 0.005%.
5	Not annualized for periods less than one year.
6	Annualized for periods less than one year.

The accompanying notes are an integral part of these financial statements.

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Notes to the Financial Statements
November 30, 2012 (Unaudited)

1.	Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.  The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company.  The Barrett Growth Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust.  The investment objective of the Fund is to achieve long-term capital appreciation and to maximize after-tax returns.  The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.  The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.  The Fund commenced operations on December 29, 1998 as a series of The Barrett Funds.  On March 30, 2010, the Fund reorganized as a series of the Trust and changed its fiscal year end from June 30th to May 31st.  Effective April 29, 2011, Barrett Asset Management, LLC (the “Adviser”), serves as the investment adviser to the Fund.  Prior to April 29, 2011, Barrett Associates, Inc., a wholly-owned subsidiary of Legg Mason, Inc., a financial services holding company, served as the investment adviser to the Fund.

2.	Significant	The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial
	Accounting	statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Policies
a) Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.  When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.  When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees.  These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value.  The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

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Redeemable securities issued by open-end registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.  ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of November 30, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks1	$12,537,091	$—	$—	$12,537,091
Total Equity	12,537,091	—	—	12,537,091
Short-Term Investments	183,052	—	—	183,052
Total Investments in Securities	$12,720,143	$—	$—	$12,720,143

1	See the Schedule of Investments for industry classification.

The Fund did not hold any investments during the year with significant unobservable inputs which would be classified as Level 3.  During the six months ended November 30, 2012, there were no transfers between levels for the Fund.  It is the Fund’s policy to record transfers between levels as of the end of the reporting period.  The Fund did not hold any financial derivative instruments during the reporting period.

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b) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes.  Therefore, no federal income tax provision has been provided.

As of and during the year ended May 31, 2012, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to uncertain tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by U.S. taxing authorities for tax periods prior to 2008.

c) Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long- or short-term capital gains at least annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  Distributions to shareholders are recorded on the ex-dividend date.  The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

d) Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

e) Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

f) Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

g) Other

Investment transactions are recorded on the trade date.  The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the cost of the security lot sold with the net sales proceeds.  Dividend

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income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.	Federal Tax	The Fund did not pay any distributions during the fiscal years ended May 31, 2012 and May 31, 2011.
Matters
The components of accumulated earnings (losses) on a tax basis as of May 31, 2012 were as follows:

Cost basis of investments for federal
income tax purposes	$11,012,454
Gross tax unrealized appreciation	$3,057,695
Gross tax unrealized depreciation	(539,343)
Net tax unrealized appreciation (depreciation)	2,518,352
Undistributed ordinary income	17,721
Undistributed long-term capital gain	—
Total distributable earnings	17,721
Other accumulated losses	(3,002,028)
Total accumulated losses	$(465,955)

At May 31, 2012, the Fund had capital loss carryovers of $1,960,247 and $847,034, which will expire on May 31, 2017 and May 31, 2018, respectively, as well as short-term capital losses of $194,747, which will be carried forward indefinitely to offset future realized capital gains.  To the extent the Fund realizes future net capital gains, taxable distributions to its shareholders will be first offset by any unused capital loss carryovers from the year ended May 31, 2012, prior to any other amounts.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended May 31, 2012, the following reclassifications were made for permanent tax adjustments related to the expiration of capital loss carryovers:

Accumulated Net Realized Gain (Loss)	$92,741
Paid-in Capital	$(92,741)

4.	Investment	The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund.
	Adviser	Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through September 28, 2013, at the discretion of the Adviser and the Board of Trustees, to the extent necessary to ensure that the Fund’s total operating expenses (exclusive of front-end or

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contingent deferred sales loads, taxes, leverage, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary items) do not exceed 1.25% (the “Expense Limitation Cap”) of the Fund’s average daily net assets.  For the six months ended November 30, 2012, expenses of $90,792 were waived or reimbursed by the Adviser.  Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring:

May 31, 2013	$123,397
May 31, 2014	$176,419
May 31, 2015	$151,633
November 30, 2015	$90,792

5.	Distribution	The Trust adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC
Plan
(the “Distributor”) a distribution fee of up to 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares.  During the six months ended November 30, 2012, the Fund incurred expenses of $16,782 pursuant to the 12b-1 Plan.  As of November 30, 2012, the Fund owed the Distributor $6,211 in fees.

6.	Related Party	U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s administrator under an Administration Agreement.
Transactions
The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and fund accountant; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  For the six months ended November 30, 2012, the Fund incurred $17,079 in administration fees.  At November 30, 2012, the Fund owed the Administrator $2,336 in fees.

USBFS also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A. (“US Bank”), an affiliate of USBFS, serves as the Fund’s custodian.  For the six months ended November 30, 2012, the Fund incurred $13,089, $18,558, and $2,469 in fund accounting, transfer agency, and custody fees, respectively.  At November 30, 2012, the Fund owed fees of $4,199, $8,183, and $501 for fund accounting, transfer agency, and custody fees, respectively.

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The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of USBFS and US Bank.

Certain officers of the Fund are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank. This same Trustee is an interested person of the Distributor.

The Trust’s Chief Compliance Officer is also an employee of USBFS.  For the six months ended November 30, 2012, the Fund was allocated $5,019 of the Trust’s Chief Compliance Officer fee.  At November 30, 2012, the Fund owed fees of $1,690 for the Chief Compliance Officer’s services.

7.	Capital Share	Transactions in shares of the Fund were as follows:
Transactions

	Six Months Ended	Year Ended
	November 30, 2012	May 31, 2012
Shares sold	3,010	23,049
Shares redeemed	(125,364)	(129,669)
Net decrease	(122,354)	(106,620)

8.	Investment	The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months
	Transactions	ended November 30, 2012, were $857,618 and $1,507,640, respectively. For the six months ended November 30, 2012, there were no purchases or sales of U.S. government securities for the Fund.

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BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 30, 2012 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Barrett Growth Fund (the “Fund”), a series of the Trust, and Barrett Asset Management, LLC, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the renewal of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the management fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, bibliographic information of the Adviser’s key management and compliance personnel, comparative fee information for the Fund and the Adviser’s other separately-managed accounts and a summary detailing key provisions of the Adviser’s written compliance program, including its Code of Ethics) and other pertinent information.  The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information.  Based on their evaluation of the information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2013.

DISCUSSION OF FACTORS CONSIDERED

In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND

The Trustees considered the nature, extent and quality of services provided by the Adviser to the Fund and the amount of time devoted to the Fund’s affairs by the Adviser’s staff.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Robert J. Milnamow and E. Wells Beck, the Fund’s portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Fund.  The Trustees reviewed the structure of the Adviser’s compliance program and the Adviser’s marketing activity and goals and its continuing commitment to the growth of Fund assets.  The Trustees noted that during the course of the prior year they had met with the Adviser in person to discuss various performance, marketing and compliance issues.  The Trustees discussed in detail the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and

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procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory and reliable.

2.INVESTMENT PERFORMANCE OF THE FUND AND THE ADVISER

The Trustees discussed the performance of the Fund for the year-to-date, one-year, three-year, five-year and ten-year periods ended July 31, 2012.  In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to the Fund’s benchmark index, the S&P 500 Index, and in comparison to a peer group of U.S. open-end large growth funds as constructed by data presented by Morningstar, Inc. (the “Morningstar Peer Group”).

The Trustees noted that the Fund’s performance for the year-to-date, one-year, three-year, five-year and ten-year periods ended July 31, 2012 was below the Morningstar Peer Group averages, each falling within the fourth quartile, with the exception of the one-year period, which fell into the third quartile.  The Trustees also reviewed the Fund’s performance for the one-year, five-year, ten-year and since inception periods ended December 31, 2011, and noted that for each period Fund performance lagged the S&P 500 Index.

After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for the Fund was satisfactory under current market conditions, although the Trustees would continue to look for improvement.  Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER

The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund.  The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses, expense components and peer group selections.  The Trustees considered the cost structure of the Fund relative to the Morningstar Peer Group, as well as the fee waivers and expense reimbursements previously provided by the Adviser.

The Trustees also considered the overall profitability of the Adviser, reviewing the Adviser’s financial information and noted that the Adviser had subsidized the Fund’s operations following the Fund’s inception and had not recouped those subsidies.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement, as well as the Fund’s brokerage commissions and use of soft dollars by the Adviser.  These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the August 30, 2012 meeting at which the Agreement was formally considered, as well as the presentations made by the Adviser over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% fell at the top the fourth quartile and ranked above the Morningstar Peer Group average of 0.80%, which fell within the third quartile.  The Trustees noted that the Fund’s management fee was the highest of the Morningstar Peer

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Group.  The Trustees observed that the Fund’s total expense ratio (net of fee waivers and expense reimbursements) of 1.25% fell between the first and second quartiles among the Morningstar Peer Group, compared to the average of 1.51% which fell within the third quartile.

The Trustees also compared the fees paid by the Fund to the fees paid by other separately-managed accounts of the Adviser and noted that the Fund’s management fees appeared to be reasonable.

The Trustees concluded that the Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information.  The Trustees further concluded that the Adviser’s profit from sponsoring the Fund had not been, and currently was not, excessive and that the Adviser had maintained adequate profit levels to support its services to the Fund from the revenues of its overall investment advisory business.

4.EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS

The Trustees compared the Fund’s expenses relative to the Morningstar Peer Group and discussed realized and potential economies of scale.  The Trustees also reviewed the structure of the Fund’s management fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders).  The Trustees reviewed all fee waivers and expense reimbursements by the Adviser with respect to the Fund.  The Trustees noted that the Fund’s management fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the current fee structure was reasonable and reflects a sharing of economies of scale between the Adviser and the Fund at the Fund’s current asset level.

5.BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND

The Trustees considered the direct and indirect benefits that could be realized by the Adviser from its association with the Fund.  The Trustees examined the brokerage and commissions of the Adviser with respect to the Fund.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage appear to be reasonable, and in many cases may benefit the Fund through growth in assets.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the renewal of the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement as being in the best interests of the Fund and its shareholders.

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NOTICE OF PRIVACY POLICY & PRACTICES

We collect non-public personal information about you from the following sources:

•information we receive about you on applications or other forms;

•information you give us orally; and

•information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

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Additional Information
(Unaudited)

INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

INFORMATION ABOUT TRUSTEES

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling (877) 363-6333.

INDEPENDENT TRUSTEES

Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of	26	Independent
615 E. Michigan St.		Term; Since	Accounting, Marquette		Trustee, USA
Milwaukee, WI 53202		August 22,	University (2004–Present).		MUTUALS
Age: 57		2001			(an open-end
investment
company
with two
portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest	26	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc. (airline		Trustee, USA
Milwaukee, WI 53202		August 22,	company) (1986–Present).		MUTUALS
Age: 56		2001			(an open-end
investment
company
with two
portfolios).

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Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INDEPENDENT TRUSTEES (Continued)

Jonas B. Siegel	Trustee	Indefinite	Retired; Managing Director,	26	Independent
615 E. Michigan St.		Term; Since	Chief Administrative Officer		Trustee, Gottex
Milwaukee, WI 53202		October 23,	(“CAO”) and Chief		Multi-Asset
Age: 69		2009	Compliance Officer (“CCO”),		Endowment
			Granite Capital International		Fund complex
			Group, L.P. (an investment		(three closed-
			management firm)		end investment
			(1994–2011); Vice President,		companies);
			Secretary, Treasurer and CCO		Independent
			of Granum Series Trust (an		Trustee, Gottex
			open-end investment company)		Multi-
			(1997–2007); President, CAO		Alternatives
			and CCO, Granum		Fund complex
			Securities, LLC (a broker-dealer)		(three closed-
			(1997–2007).		end investment
companies);
Independent
Manager,
Ramius IDF,
Fund Complex
(two closed-
end investment
companies).

INTERESTED TRUSTEE AND OFFICERS

Joseph C. Neuberger1	Chairperson,	Indefinite	Executive Vice President,	26	Trustee,
615 E. Michigan St.	President	Term; Since	U.S. Bancorp Fund		Buffalo Funds
Milwaukee, WI 53202	and	August 22,	Services, LLC (1994–Present).		(an open-end
Age: 50	Trustee	2001			investment
company
with ten
portfolios);
Trustee, USA
MUTUALS
(an open-end
investment
company
with two
portfolios).

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Other
				Number of	Directorships
		Term of	Principal	Portfolios	Held by
	Position(s)	Office and	Occupation(s)	in Trust	Trustee
Name,	Held with	Length of	During the Past	Overseen	During the Past
Address and Age	the Trust	Time Served	Five Years	by Trustee	Five Years

INTERESTED TRUSTEE AND OFFICERS (Continued)

John Buckel	Vice	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Treasurer	January 10,	Services, LLC (2004–Present).
Age: 55	and	2008 (Vice
	Principal	President);
	Accounting	Since
	Officer	September 10,
2008
(Treasurer)

Robert M. Slotky	Vice	Indefinite	Senior Vice President,	N/A	N/A
615 E. Michigan St.	President,	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202	Chief	January 26,	Services, LLC (2001–Present).
Age: 65	Compliance	2011
Officer and
Anti-Money
Laundering
Officer

Rachel A. Spearo	Secretary	Indefinite	Vice President,	N/A	N/A
615 E. Michigan St.		Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC (2004–Present).
Age: 32		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		January 10,	Services, LLC (2002–Present).
Age: 38		2008

Jesse Schmitting	Assistant	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	U.S. Bancorp Fund
Milwaukee, WI 53202		July 21,	Services, LLC (2008–Present).
Age: 30		2011
_______

1
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

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A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser, the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-363-6333. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30, is available without charge, either upon request by calling the Fund toll free at 1-877-363-6333 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling

1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-363-6333 to request individual copies of these documents.  Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request.  This policy does not apply to account statements.

(This Page Intentionally Left Blank.)

BARRETT GROWTH FUND
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

INVESTMENT ADVISER
Barrett Asset Management, LLC
90 Park Avenue
New York, New York  10016

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

ADMINISTRATOR, FUND ACCOUNTANT
& TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

CUSTODIAN
U.S. Bank, N.A.
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin  53212

LEGAL COUNSEL
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin  53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue, Suite 1800
Cleveland, Ohio  44115

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Trust for Professional Managers

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date                      February 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ John Buckel
John Buckel, President

Date February 7, 2013

By (Signature and Title)*    /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date February 7, 2013

* Print the name and title of each signing officer under his or her signature.